Subsidiary guarantee information (Tables)	6 Months Ended
Jun. 30, 2013
Subsidiary guarantee information
Condensed consolidating statements of operations and condensed consolidating statements of comprehensive income
Condensed consolidating statements of operations

in 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,690	4,392		6,082	13		124		6,219
Interest expense	(1,053)	(2,507)		(3,560)	(11)		(7)		(3,578)
Net interest income	637	1,885		2,522	2		117		2,641
Commissions and fees	1,076	2,488		3,564	1		46		3,611
Trading revenues	(466)	822		356	0		1		357
Other revenues	280	139		419	1,039	[2]	(1,041)		417
Net revenues	1,527	5,334		6,861	1,042		(877)		7,026
Provision for credit losses	2	33		35	0		16		51
Compensation and benefits	896	1,989		2,885	18		70		2,973
General and administrative expenses	508	1,416		1,924	(34)		11		1,901
Commission expenses	58	401		459	0		3		462
Total other operating expenses	566	1,817		2,383	(34)		14		2,363
Total operating expenses	1,462	3,806		5,268	(16)		84		5,336
Income/(loss) before taxes	63	1,495		1,558	1,058		(977)		1,639
Income tax expense/(benefit)	(28)	483		455	13		7		475
Net income/(loss)	91	1,012		1,103	1,045		(984)		1,164
Net income/(loss) attributable to noncontrolling interests	98	222		320	0		(201)		119
Net income/(loss) attributable to shareholders	(7)	790		783	1,045		(783)		1,045
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	91	1,012		1,103	1,045	(984)		1,164
Gains/(losses) on cash flow hedges	0	(21)		(21)	6	0		(15)
Foreign currency translation	(15)	(151)		(166)	0	0		(166)
Unrealized gains/(losses) on securities	0	(6)		(6)	0	(8)		(14)
Actuarial gains/(losses)	10	4		14	0	67		81
Net prior service credit/(cost)	0	0		0	0	(31)		(31)
Other comprehensive income/(loss), net of tax	(5)	(174)		(179)	6	28		(145)
Comprehensive income/(loss)	86	838		924	1,051	(956)		1,019
Comprehensive income/(loss) attributable to noncontrolling interests	94	201		295	0	(185)		110
Comprehensive income/(loss) attributable to shareholders	(8)	637		629	1,051	(771)		909
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,996	4,909		6,905	21		118		7,044
Interest expense	(1,175)	(4,232)		(5,407)	(19)		(4)		(5,430)
Net interest income	821	677		1,498	2		114		1,614
Commissions and fees	913	2,144		3,057	3		56		3,116
Trading revenues	(497)	1,578		1,081	0		75		1,156
Other revenues	129	232		361	789	[2]	(775)		375
Net revenues	1,366	4,631		5,997	794		(530)		6,261
Provision for credit losses	0	10		10	0		15		25
Compensation and benefits	814	2,171		2,985	23		(3)		3,005
General and administrative expenses	383	1,295		1,678	(24)		19		1,673
Commission expenses	58	365		423	1		3		427
Total other operating expenses	441	1,660		2,101	(23)		22		2,100
Total operating expenses	1,255	3,831		5,086	0		19		5,105
Income/(loss) before taxes	111	790		901	794		(564)		1,131
Income tax expense	33	221		254	6		51		311
Net income/(loss)	78	569		647	788		(615)		820
Net income/(loss) attributable to noncontrolling interests	13	70		83	0		(51)		32
Net income/(loss) attributable to shareholders	65	499		564	788		(564)		788
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	78	569		647	788	(615)		820
Gains/(losses) on cash flow hedges	0	2		2	(5)	(1)		(4)
Foreign currency translation	999	108		1,107	0	8		1,115
Unrealized gains/(losses) on securities	0	(52)		(52)	0	5		(47)
Actuarial gains/(losses)	10	4		14	0	32		46
Net prior service credit/(cost)	0	0		0	0	(14)		(14)
Other comprehensive income/(loss), net of tax	1,009	62		1,071	(5)	30		1,096
Comprehensive income/(loss)	1,087	631		1,718	783	(585)		1,916
Comprehensive income/(loss) attributable to noncontrolling interests	208	262		470	0	(253)		217
Comprehensive income/(loss) attributable to shareholders	879	369		1,248	783	(332)		1,699
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,402	7,370		10,772	27		244		11,043
Interest expense	(2,027)	(4,467)		(6,494)	(23)		(78)		(6,595)
Net interest income	1,375	2,903		4,278	4		166		4,448
Commissions and fees	2,030	4,810		6,840	3		96		6,939
Trading revenues	(459)	2,623		2,164	0		8		2,172
Other revenues	497	163		660	2,314	[2]	(2,337)		637
Net revenues	3,443	10,499		13,942	2,321		(2,067)		14,196
Provision for credit losses	2	35		37	0		36		73
Compensation and benefits	1,821	4,102		5,923	32		42		5,997
General and administrative expenses	1,015	2,679		3,694	(74)		35		3,655
Commission expenses	121	814		935	0		6		941
Total other operating expenses	1,136	3,493		4,629	(74)		41		4,596
Total operating expenses	2,957	7,595		10,552	(42)		83		10,593
Income/(loss) before taxes	484	2,869		3,353	2,363		(2,186)		3,530
Income tax expense	71	868		939	15		31		985
Net income/(loss)	413	2,001		2,414	2,348		(2,217)		2,545
Net income/(loss) attributable to noncontrolling interests	167	368		535	0		(338)		197
Net income/(loss) attributable to shareholders	246	1,633		1,879	2,348		(1,879)		2,348
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	413	2,001		2,414	2,348	(2,217)		2,545
Gains/(losses) on cash flow hedges	0	(17)		(17)	4	0		(13)
Foreign currency translation	724	44		768	0	(7)		761
Unrealized gains/(losses) on securities	0	(10)		(10)	0	(11)		(21)
Actuarial gains/(losses)	20	8		28	0	123		151
Net prior service cost	0	0		0	0	(58)		(58)
Other comprehensive income/(loss), net of tax	744	25		769	4	47		820
Comprehensive income/(loss)	1,157	2,026		3,183	2,352	(2,170)		3,365
Comprehensive income/(loss) attributable to noncontrolling interests	286	479		765	0	(450)		315
Comprehensive income/(loss) attributable to shareholders	871	1,547		2,418	2,352	(1,720)		3,050
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,837	8,224		12,061	52		226		12,339
Interest expense	(2,209)	(6,576)		(8,785)	(50)		(6)		(8,841)
Net interest income	1,628	1,648		3,276	2		220		3,498
Commissions and fees	1,873	4,285		6,158	5		115		6,278
Trading revenues	243	1,198		1,441	0		(96)		1,345
Other revenues	415	747		1,162	817	[2]	(802)		1,177
Net revenues	4,159	7,878		12,037	824		(563)		12,298
Provision for credit losses	(4)	36		32	0		27		59
Compensation and benefits	1,973	4,718		6,691	35		(10)		6,716
General and administrative expenses	800	2,520		3,320	(53)		59		3,326
Commission expenses	114	746		860	1		7		868
Total other operating expenses	914	3,266		4,180	(52)		66		4,194
Total operating expenses	2,887	7,984		10,871	(17)		56		10,910
Income/(loss) before taxes	1,276	(142)		1,134	841		(646)		1,329
Income tax expense/(benefit)	432	(155)		277	9		9		295
Net income/(loss)	844	13		857	832		(655)		1,034
Net income/(loss) attributable to noncontrolling interests	199	89		288	0		(86)		202
Net income/(loss) attributable to shareholders	645	(76)		569	832		(569)		832
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	844	13		857	832	(655)		1,034
Gains/(losses) on cash flow hedges	0	1		1	10	(1)		10
Foreign currency translation	169	(282)		(113)	0	111		(2)
Unrealized gains/(losses) on securities	0	122		122	0	15		137
Actuarial gains/(losses)	19	7		26	0	93		119
Net prior service cost	(1)	1		0	0	(36)		(36)
Other comprehensive income/(loss), net of tax	187	(151)		36	10	182		228
Comprehensive income/(loss)	1,031	(138)		893	842	(473)		1,262
Comprehensive income/(loss) attributable to noncontrolling interests	229	102		331	0	(123)		208
Comprehensive income/(loss) attributable to shareholders	802	(240)		562	842	(350)		1,054
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
Condensed consolidating balance sheets

end of 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,942	52,587		57,529	3	(948)		56,584
Interest-bearing deposits with banks	86	2,222		2,308	0	(745)		1,563
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	121,158	52,237		173,395	0	9		173,404
Securities received as collateral	22,502	(827)		21,675	0	0		21,675
Trading assets	86,589	159,423		246,012	0	(178)		245,834
Investment securities	0	2,072		2,072	0	1,474		3,546
Other investments	5,801	5,629		11,430	40,916	(40,718)		11,628
Net loans	21,967	207,776		229,743	4,175	12,268		246,186
Premises and equipment	1,026	4,234		5,260	0	199		5,459
Goodwill	601	7,075		7,676	0	878		8,554
Other intangible assets	86	151		237	0	0		237
Brokerage receivables	37,474	34,772		72,246	0	1		72,247
Other assets	19,835	52,798		72,633	242	111		72,986
Total assets	322,067	580,149		902,216	45,336	(27,649)		919,903
Liabilities and equity (CHF million)
Due to banks	247	29,307		29,554	2,451	(2,565)		29,440
Customer deposits	0	316,482		316,482	0	11,907		328,389
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	111,386	(12,313)		99,073	0	0		99,073
Obligation to return securities received as collateral	22,502	(827)		21,675	0	0		21,675
Trading liabilities	19,154	70,789		89,943	0	(26)		89,917
Short-term borrowings	29,994	(9,018)		20,976	0	0		20,976
Long-term debt	36,228	96,561		132,789	418	298		133,505
Brokerage payables	68,473	22,931		91,404	0	0		91,404
Other liabilities	11,811	44,052		55,863	65	189		56,117
Total liabilities	299,795	557,964		857,759	2,934	9,803		870,496
Total shareholders' equity	18,531	18,056		36,587	42,402	(36,587)		42,402
Noncontrolling interests	3,741	4,129		7,870	0	(865)		7,005
Total equity	22,272	22,185		44,457	42,402	(37,452)		49,407

Total liabilities and equity	322,067	580,149		902,216	45,336	(27,649)		919,903
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 4Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,388	56,988		61,376	19	368		61,763
Interest-bearing deposits with banks	86	3,633		3,719	0	(1,774)		1,945
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	124,976	58,470		183,446	0	9		183,455
Securities received as collateral	34,980	(4,935)		30,045	0	0		30,045
Trading assets	87,958	168,644		256,602	0	(203)		256,399
Investment securities	0	1,939		1,939	0	1,559		3,498
Other investments	5,899	5,917		11,816	35,088	(34,882)		12,022
Net loans	22,945	204,553		227,498	4,459	10,266		242,223
Premises and equipment	1,062	4,354		5,416	0	202		5,618
Goodwill	581	6,929		7,510	0	879		8,389
Other intangible assets	77	166		243	0	0		243
Brokerage receivables	20,545	25,223		45,768	0	0		45,768
Other assets	15,469	57,313		72,782	173	(43)		72,912
Total assets	318,966	589,194		908,160	39,739	(23,619)		924,280
Liabilities and equity (CHF million)
Due to banks	164	30,410		30,574	3,753	(3,313)		31,014
Customer deposits	1	297,689		297,690	0	10,622		308,312
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	127,666	5,055		132,721	0	0		132,721
Obligation to return securities received as collateral	34,980	(4,935)		30,045	0	0		30,045
Trading liabilities	23,332	67,759		91,091	0	(275)		90,816
Short-term borrowings	20,102	(5,264)		14,838	0	3,803		18,641
Long-term debt	35,485	111,512		146,997	437	700		148,134
Brokerage payables	44,400	20,276		64,676	0	0		64,676
Other liabilities	12,008	45,359		57,367	51	219		57,637
Total liabilities	298,138	567,861		865,999	4,241	11,756		881,996
Total shareholders' equity	17,318	17,449		34,767	35,498	(34,767)		35,498
Noncontrolling interests	3,510	3,884		7,394	0	(608)		6,786
Total equity	20,828	21,333		42,161	35,498	(35,375)		42,284

Total liabilities and equity	318,966	589,194		908,160	39,739	(23,619)		924,280
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
Condensed consolidating statements of cash flows

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	1,908	12,669		14,577	169	[2]	(132)		14,614
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	3	1,556		1,559	0		(1,030)		529
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	7,978	6,029		14,007	0		0		14,007
Purchase of investment securities	0	(212)		(212)	0		0		(212)
Proceeds from sale of investment securities	0	36		36	0		0		36
Maturities of investment securities	0	39		39	0		53		92
Investments in subsidiaries and other investments	224	(863)		(639)	0		(262)		(901)
Proceeds from sale of other investments	910	438		1,348	32		237		1,617
(Increase)/decrease in loans	1,739	(3,513)		(1,774)	541		(2,365)		(3,598)
Proceeds from sales of loans	0	484		484	0		0		484
Capital expenditures for premises and equipment and other intangible assets	(119)	(317)		(436)	0		(4)		(440)
Proceeds from sale of premises and equipment and other intangible assets	0	8		8	0		0		8
Other, net	(61)	59		(2)	0		0		(2)
Net cash provided by/(used in) investing activities of continuing operations	10,674	3,744		14,418	573		(3,371)		11,620
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	76	14,745		14,821	(1,314)		2,086		15,593
Increase/(decrease) in short-term borrowings	9,118	(3,222)		5,896	0		0		5,896
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,405)	(16,959)		(37,364)	0		0		(37,364)
Issuances of long-term debt	679	16,338		17,017	5		237		17,259
Repayments of long-term debt	(1,974)	(31,113)		(33,087)	(288)		(247)		(33,622)
Issuances of common shares	0	0		0	928		0		928
Sale of treasury shares	0	0		0	38		5,090		5,128
Repurchase of treasury shares	0	0		0	(192)		(5,287)		(5,479)
Dividends paid	0	(147)		(147)	(154)		(105)		(406)
Other, net	323	(1,417)		(1,094)	221		409		(464)
Net cash provided by/(used in) financing activities of continuing operations	(12,183)	(21,775)		(33,958)	(756)		2,183		(32,531)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	155	961		1,116	(2)		4		1,118
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	554	(4,401)		(3,847)	(16)		(1,316)		(5,179)

Cash and due from banks at beginning of period	4,388	56,988		61,376	19		368		61,763
Cash and due from banks at end of period	4,942	52,587		57,529	3		(948)		56,584
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 161 million and CHF 21 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows

in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(8,011)	(2,032)		(10,043)	190	[2]	(569)		(10,422)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(268)		(269)	0		87		(182)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,167)	16,522		10,355	0		19		10,374
Purchase of investment securities	0	(25)		(25)	0		(183)		(208)
Proceeds from sale of investment securities	0	339		339	0		0		339
Maturities of investment securities	0	106		106	0		61		167
Investments in subsidiaries and other investments	(163)	(452)		(615)	(45)		(28)		(688)
Proceeds from sale of other investments	608	448		1,056	0		56		1,112
(Increase)/decrease in loans	2,084	(7,469)		(5,385)	719		(1,309)		(5,975)
Proceeds from sales of loans	0	522		522	0		0		522
Capital expenditures for premises and equipment and other intangible assets	(170)	(494)		(664)	0		(6)		(670)
Proceeds from sale of premises and equipment and other intangible assets	2	6		8	0		0		8
Other, net	214	1,817		2,031	28		(20)		2,039
Net cash provided by/(used in) investing activities of continuing operations	(3,593)	11,052		7,459	702		(1,323)		6,838
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	213	(3,220)		(3,007)	(586)		1,558		(2,035)
Increase/(decrease) in short-term borrowings	678	(8,492)		(7,814)	0		0		(7,814)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,780	(4,193)		11,587	0		0		11,587
Issuances of long-term debt	444	18,550		18,994	5		668		19,667
Repayments of long-term debt	(3,727)	(23,712)		(27,439)	(660)		(321)		(28,420)
Issuances of common shares	0	0		0	1,323		0		1,323
Sale of treasury shares	0	0		0	361		3,414		3,775
Repurchase of treasury shares	0	0		0	(472)		(3,390)		(3,862)
Dividends paid	0	(176)		(176)	(944)		(31)		(1,151)
Excess tax benefits related to share-based compensation	0	14		14	0		(14)		0
Other, net	(1,467)	615		(852)	77		(5)		(780)
Net cash provided by/(used in) financing activities of continuing operations	11,921	(20,614)		(8,693)	(896)		1,879		(7,710)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	31	(228)		(197)	57		(101)		(241)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	348	(11,822)		(11,474)	53		(114)		(11,535)

Cash and due from banks at beginning of period	3,698	107,526		111,224	13		(664)		110,573
Cash and due from banks at end of period	4,046	95,704		99,750	66		(778)		99,038
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 166 million and CHF 46 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.